Note 5 - Accumulated Other Comprehensive Income (Tables)	6 Months Ended
Jun. 30, 2016
Notes Tables
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
Unrealized gains on
available-for-sale
(Dollars in thousands)	securities
Balance as of December 31, 2015	$2,395
Other comprehensive income before reclassification	360
Amount reclassified from accumulated other comprehensive income	(34)
Period change	326
Balance at March 31, 2016	$2,721

Other comprehensive income before reclassification	1,325
Amount reclassified from accumulated other comprehensive income	(166)
Period change	1,159
Balance at June 30, 2016	$3,880
Unrealized gains on
available-for-sale
(Dollars in thousands)	securities
Balance as of December 31, 2014	$2,548
Other comprehensive income before reclassification	562
Amount reclassified from accumulated other comprehensive income	(16)
Period change	546
Balance at March 31, 2015	3,094

Other comprehensive loss before reclassification	(1,958)
Amount reclassified from accumulated other comprehensive income	(14)
Period change	(1,972)
Balance at June 30, 2015	$1,122

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
(Dollars in thousands)	Amount Reclassified from Accumulated Other Comprehensive Income (a) For the Three Months Ended		Affected Line Item in the Statement
Details about other comprehensive income	June 30, 2016	June 30, 2015	Where Net Income is Presented
Unrealized gains on available-for-sale securities	$252	$22	Investment securities gains, net
	(86)	(8)	Income taxes
	$166	$14	Net of tax
(Dollars in thousands)	Amount Reclassified from Accumulated Other Comprehensive Income (a) For the Six Months Ended		Affected Line Item in the Statement
Details about other comprehensive income	June 30, 2016	June 30, 2015	Where Net Income is Presented
Unrealized gains on available-for-sale securities	$303	$46	Investment securities gains, net
	(103)	(16)	Income taxes
	$200	$30	Net of tax